BANK BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank Borrowings [Abstract]
Outstanding borrowings	$ 100,000	$ 0
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Line of credit facility borrowing amount	200,000
Outstanding borrowings	100,000
Undrawn revolving credit facilities	$ 100,000
Weighted average interest rate	0.9345%